Commitments And Contingencies (Gas Supply, Transportation And Storage) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
2013	$ 3,094
2014	3,434
2015	3,414
2016	3,298
2017	3,140
Thereafter	36,518
Total	52,898
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Cost of natural gas purchases	1,300	1,800	1,600
Natural Gas, Gas Transportation and Gas Storage Purchases [Member]
Long-term Purchase Commitment [Line Items]
2013	707
2014	208
2015	192
2016	152
2017	108
Thereafter	865
Total	$ 2,232